Consolidated statements of comprehensive income - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Consolidated statements of comprehensive income
Net income	€ 1,055,159,000	€ 337,815,000	€ 1,384,868,000	€ 714,798,000
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	392,896,000	(700,180,000)	129,245,000	(761,549,000)
Gain (loss) related to cash flow hedges	5,186,000	8,803,000	13,020,000	18,172,000
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	1,496,000	2,741,000	3,714,000	5,719,000
Other comprehensive income	396,586,000	(694,118,000)	138,551,000	(749,096,000)
Total comprehensive income	1,451,745,000	356,303,000	1,523,419,000	(34,298,000)
Comprehensive income attributable to noncontrolling interests	(112,958,000)	4,426,000	(138,734,000)	(60,506,000)
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	€ 1,338,787,000	€ 360,729,000	€ 1,384,685,000	€ (94,804,000)